Personnel expenses business (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	21,603	25,857
Percentage of variation average number of employee	(16.00%)	3.00%
Men [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	17,382	21,333
Women [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	4,221	4,523
Construction division [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	17,891	18,299	19,412
Percentage of variation average number of employee	(2.00%)	(6.00%)
Construction division [Member] | Men [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	14,498	14,944	16,067
Construction division [Member] | Women [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	3,394	3,355	3,345
Toll roads division [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	667	815	911
Percentage of variation average number of employee	(18.00%)	(11.00%)
Toll roads division [Member] | Men [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	480	588	678
Toll roads division [Member] | Women [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	187	227	233
Airports division [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	244	248	237
Percentage of variation average number of employee	(2.00%)	5.00%
Airports division [Member] | Men [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	195	201	195
Airports division [Member] | Women [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	49	46	42
Energy and mobility infrastructure division [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	1,730	1,661	69
Percentage of variation average number of employee	4.00%	2296.00%
Energy and mobility infrastructure division [Member] | Men [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	1,502	1,460	48
Energy and mobility infrastructure division [Member] | Women [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	228	201	21
Others [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	1,071	4,834	4,536
Percentage of variation average number of employee	(78.00%)	7.00%
Others [Member] | Men [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	707	4,140	3,866
Others [Member] | Women [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	364	694	670
Continuining operations of the company [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees			25,166
Continuining operations of the company [Member] | Men [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees			20,855
Continuining operations of the company [Member] | Women [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees			4,311